Acquisitions, Collaborations and Other Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions, Collaborations and Other Arrangements
Schedule of allocation of the fair value of the arrangement as of the acquisition date

(in billions)

Acquired intangible assets, non-deductible	$1.8
IPR&D, non-deductible	0.5
Goodwill, non-deductible	0.4
Deferred income taxes	(0.5)

Total consideration	$2.2